================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                               -----------------

                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-8895

                               -----------------

                                ING FUNDS TRUST
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

                         7337 E. DOUBLETREE RANCH ROAD
                             SCOTTSDALE, AZ 85258
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

  (NAME AND ADDRESS OF AGENT FOR SERVICE)           WITH COPIES TO:

          THERESA K. KELETY, ESQ.               JEFFREY S. PURETZ, ESQ.
           ING INVESTMENTS, LLC                       DECHERT LLP
       7337 E. DOUBLETREE RANCH ROAD              1775 I STREET, N.W.
           SCOTTSDALE, AZ 85258                   WASHINGTON, DC 20006

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 992-0180

                               -----------------

Date of fiscal year end: March 31

Date of reporting period: July 1, 2009 - June 30, 2010

================================================================================

Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-08895
Reporting Period: 07/01/2009 - 06/30/2010
ING Funds Trust

======================== ING Classic Money Market Fund =========================

This fund had no proxy voting activity during the reporting period.

============================= ING GNMA Income Fund =============================

This fund had no proxy voting activity during the reporting period.

=========================== ING High Yield Bond Fund ===========================

This fund had no proxy voting activity during the reporting period.

================== ING Institutional Prime Money Market Fund ===================

This fund had no proxy voting activity during the reporting period.

========================== ING Intermediate Bond Fund ==========================

This fund had no proxy voting activity during the reporting period.

===============================END N-PX REPORT==================================

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING FUNDS TRUST

By:  /s/ Shaun P. Mathews
     --------------------------------------
     Shaun P. Mathews
     President and Chief Executive Officer

Date: August 27, 2010